Cumulative Credit Impairments on Fixed-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other Than Temporary Impairment Losses Recognized [Line Items]
Beginning Balance		$ 270
Additions for credit impairments recognized on:
Securities not previously impaired		169
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	241
Reductions for credit impairments previously on:
Securities that matured or were sold during the period		(439)
Ending Balance	$ 241